NOTE PAYABLES, RELATED PARTY	9 Months Ended
Sep. 30, 2022
Notes Payable Related Party [Abstract]
Note Payable, Related Party
Note 4: Note Payable, Related Party
On May 16, 2019, the Company entered into a promissory note agreement for $7,000,000 with a shareholder. In conjunction with this note, the Company issued a warrant to purchase 3,500,000 of the Company’s common stock (see Note 8). The note accrued interest annually at 8% and required no principal or interest payments until its maturity date of December 31, 2020. The entire balance, including unpaid interest, was due upon maturity and the note was unsecured. For the year ended December 31, 2020, the Company recognized $338,658 of interest expense related to this loan. In addition, the Company recognized interest expense related to the warrant issued in conjunction with the promissory note in the amount of $1,314,301 for the year ended December 31, 2020 (see Note 8).
In August 2020, the Company completed its
Series B-1
capital raise. In conjunction with the capital raise, the Company paid off this promissory note and related accrued interest in full with its proceeds from the capital raise.